27. Concentration Risk (Details - Accounts receivable risk) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Accounts receivable	$ 17,001	$ 28,410
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 5,432	$ 23,477
Concentration risk percentage	32.00%	71.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Valta Solar LLC [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 5,432	$ 8,366
Concentration risk percentage	32.00%	25.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Thermi Venture SA [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 0	$ 6,763
Concentration risk percentage	0.00%	20.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | AES Distribution Energy, LLC [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 0	$ 3,525
Concentration risk percentage	0.00%	11.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | KDC Solar Designed LLC [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 0	$ 4,823
Concentration risk percentage	0.00%	15.00%